Bonds and Loans - Composition of Loans (Details)	Mar. 31, 2020 JPY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Loans	¥ 1,888,339,000,000		¥ 2,554,586,000,000
Syndicated Loans 2013
Disclosure of detailed information about borrowings [line items]
Loans, principal amount	60,000,000,000		120,000,000,000
Loans	¥ 60,000,000,000		120,000,000,000
Syndicated Loans 2013 | LIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.01%	0.01%
Syndicated Loans 2016
Disclosure of detailed information about borrowings [line items]
Loans, principal amount	¥ 200,000,000,000
Loans	¥ 200,000,000,000		200,000,000,000
Syndicated Loans 2016 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.20%	0.20%
Syndicated Loans 2016 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.30%	0.30%
Syndicated Loans 2017
Disclosure of detailed information about borrowings [line items]
Loans, principal amount	¥ 113,500,000,000
Loans	¥ 113,500,000,000		113,500,000,000
Interest rate	0.35%	0.35%
USD Syndicated Loans 2017
Disclosure of detailed information about borrowings [line items]
Loans, principal amount | $		$ 1,500,000,000
Loans	¥ 162,442,000,000		165,599,000,000
USD Syndicated Loans 2017 | LIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.50%	0.50%
Syndicated Loans 2019
Disclosure of detailed information about borrowings [line items]
Loans, principal amount	¥ 500,000,000,000
Loans	¥ 0		500,000,000,000
Syndicated Loans 2019 | TIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.10%	0.10%
USD Syndicated Loans 2019
Disclosure of detailed information about borrowings [line items]
Loans, principal amount | $		$ 6,800,000,000		$ 7,500,000,000
Loans	¥ 720,581,000,000		819,482,000,000
USD Syndicated Loans 2019 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.75%	0.75%
USD Syndicated Loans 2019 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	1.50%	1.50%
USD Japan Bank for International Cooperation 2019
Disclosure of detailed information about borrowings [line items]
Loans, principal amount | $		$ 3,700,000,000
Loans	¥ 401,450,000,000		¥ 409,346,000,000
USD Japan Bank for International Cooperation 2019 | LIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.60%	0.60%	0.60%	0.60%
Other
Disclosure of detailed information about borrowings [line items]
Loans	¥ 230,366,000,000		¥ 226,659,000,000